Document And Entity Information	3 Months Ended
Jan. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001690639
Entity Registrant Name	VersaBank
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Document Type	6-K
Document Period End Date	Jan. 31, 2025
Entity File Number	001-40805
Entity Address, Address Line One	140 Fullarton Street, Suite 2002
Entity Address, City or Town	London
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N6A 5P2
Entity Address, Country	CA